Schedule of detailed information about impact on equity (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
InformationAboutImpactOnEquityLineItems [Line Items]
Share premium			€ 220,157
Foreign currency translation reserve
Retained earnings and profit and loss			(222,793)
Non-controlling interests
Total equity	€ 16,737	€ 15,237	€ 2,731	€ 2,731
Previously stated [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Share premium	240,680
Other equity reserve	6,797
Foreign currency translation reserve
Retained earnings and profit and loss	(239,816)	(236,436)
Non-controlling interests	4,343	(2,091)
Total equity	20,505	10,699
Convertible note reserve		29
Increase (decrease) due to corrections of prior period errors [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Share premium	1,324
Other equity reserve	(1,802)
Foreign currency translation reserve	(1,647)
Retained earnings and profit and loss	(2,411)	(1,549)
Non-controlling interests	768	6,090
Total equity	(3,768)	4,537
Convertible note reserve		5
Currently stated [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Share premium	242,004	242,255
Other equity reserve	4,995
Foreign currency translation reserve	(1,647)
Retained earnings and profit and loss	(242,227)	(237,985)
Non-controlling interests	5,111	3,999
Total equity	€ 16,737	15,236
Convertible note reserve		€ 24